Operating segments - Summary of underlying earnings within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Underlying earnings	$ 12,448	$ 10,373	$ 8,808
Profit/(loss) after tax – attributable to owners of Rio Tinto	9,769	8,010	13,638
Items excluded from underlying earnings	(2,679)	(2,363)	4,830
Other Operations
Disclosure of operating segments [Line Items]
Underlying earnings	(54)	(89)	(102)
Profit/(loss) after tax – attributable to owners of Rio Tinto	(54)	(89)	(102)
Product group
Disclosure of operating segments [Line Items]
Underlying earnings	13,123	11,310	9,825
Profit/(loss) after tax – attributable to owners of Rio Tinto	13,123	11,310	9,825
Central pension costs, share-based payments and insurance
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	81	60	(90)
Restructuring, project and one-off costs
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(108)	(94)	(190)
Central costs
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(418)	(550)	(410)
Exploration and evaluation not attributed to product groups
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(216)	(231)	(193)
Net finance costs
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	(14)	(122)	(134)
Underlying EBITDA/earnings
Disclosure of operating segments [Line Items]
Profit/(loss) after tax – attributable to owners of Rio Tinto	12,448	10,373	8,808
Operating segments | Reportable segments
Disclosure of operating segments [Line Items]
Underlying earnings	13,209	11,402	9,927
Operating segments | Iron Ore
Disclosure of operating segments [Line Items]
Underlying earnings	11,398	9,638	6,531
Profit/(loss) after tax – attributable to owners of Rio Tinto	11,398	9,638	6,531
Operating segments | Aluminium
Disclosure of operating segments [Line Items]
Underlying earnings	471	599	1,347
Profit/(loss) after tax – attributable to owners of Rio Tinto	471	599	1,347
Operating segments | Copper & Diamonds
Disclosure of operating segments [Line Items]
Underlying earnings	763	554	1,054
Profit/(loss) after tax – attributable to owners of Rio Tinto	763	554	1,054
Operating segments | Energy & Minerals
Disclosure of operating segments [Line Items]
Underlying earnings	577	611	995
Profit/(loss) after tax – attributable to owners of Rio Tinto	577	611	995
Inter-segment transactions
Disclosure of operating segments [Line Items]
Underlying earnings	(32)	(3)	0
Profit/(loss) after tax – attributable to owners of Rio Tinto	$ (32)	$ (3)	$ 0